NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2018
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 8 – NOTES PAYABLE – BANKS

United States

The Company was a party to a credit facility with a commercial lender, which provided it with up to $6,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder. Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash and the $1,000 letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

In July 2016, the Company amended the credit facility to increase the maximum borrowing capacity to $8,500. The amendment also revised the existing fixed charge coverage ratio financial covenant. The credit facility expires on June 24, 2018. As of December 31, 2017, and 2016, the company was in compliance with all required debt covenants.

In December 2017, the Company amended the credit facility agreement to reduce the amount of the letter of credit provided as security to the lender by an entity related to the Company’s main shareholder, from $1,000 to $700. In April 2018, the letter of credit was reduced to $500.

In October 2018, the Company amended the credit facility to increase the maximum borrowing capacity to $10,000, subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 80% of eligible unbilled receivables, as defined, plus (iii) 95% of a $500 standby letter of credit that was provided to the lender by an entity related to the main Shareholder. Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash and the $500 letter of credit that was provided to the lender by an entity related to the main Shareholder.

The Company is required to maintain a minimum fixed charge coverage ratio. The credit facility expires in October 2021.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR plus 3% per annum (5.5% as of December 31, 2018).

During the year ended December 31, 2018 the Company was not in compliance of certain financial covenants and a waiver was obtained from the commercial lender. At December 31, 2018, the Company was in compliance of the financial covenants.

The Company’s weighted average interest rate in the United States during the years ended December 31, 2018, 2017 and 2016 is 6.0%, 5.64% and 5.76% respectively.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of December 31, 2018 and 2017, the Company had approximately $9,033 and $6,605 respectively, outstanding under line of credit arrangement. As of December 31, 2018 and 2017, the Company had $227 and $700, respectively, in unused borrowing capacity under the line of credit facility.

Europe

The Company has a credit arrangement with a commercial bank, to provide it with up to €12,000 ($13,728 as of December 31, 2018) in borrowings until further notice. Borrowings under the line of credit bear interest at one-month EURIBOR plus 3.5% with a minimum of 3.5% per annum (3.5% as of December 31, 2018). The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. As of December 31, 2018 and 2017, the Company had €2,207 and €2,848 ($2,525 and $3,410 as of December 31, 2018 and 2017), respectively, in outstanding borrowings under the line of credit arrangement.

As of December 31, 2018, the Company was in compliance of the covenants of the agreement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,860 as of December 31, 2018) is provided to the Company by the same commercial bank. As of December 31, 2018 and 2017, the Company had €2,275 and €2,465 ($2,603 and $2,952 as of December 31, 2018 and 2017), respectively, of outstanding guarantees under the guarantee facility.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2018, 2017 and 2016 is 3.5%, 3.5% and 3.5%, respectively.

The Company has an additional credit arrangement in Sweden to provide it with up to 2,000 SEK ($224 as of December 31, 2018) in borrowings. Borrowings under the line of credit bear annual interest of 2.8% and subject to annual extension by the financial institution. The line of credit is secured by accounts receivable of the Swedish subsidiary.